Leuthold Global Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 58.01%
Air Freight & Logistics - 2.66%
Atlas Air Worldwide Holdings, Inc. (a)	1,446	$89,233
Cia de Distribucion Integral Logista Holdings SA (b)	5,107	100,074
Deutsche Post AG (b)	3,040	114,779
FedEx Corp.	761	172,526
Kintetsu World Express, Inc. (b)	3,400	104,258
PostNL NV (b)	23,517	71,245
Royal Mail PLC (b)	14,559	48,095
		700,210
Banks - 3.29%
Ameris Bancorp	1,784	71,681
Associated Banc-Corp.	4,347	79,376
Bank Tabungan Negara Persero Tbk PT (b)	597,800	58,494
Citizens Financial Group, Inc.	5,351	190,977
FNB Corp/PA	7,810	84,817
Mebuki Financial Group, Inc. (b)	39,200	77,311
Simmons First National Corp.	2,764	58,763
The PNC Financial Services Group, Inc.	1,050	165,659
Valley National Bancorp	7,367	76,690
		863,768
Capital Markets - 4.18%
Evercore, Inc. - Class A	933	87,338
LPL Financial Holdings, Inc.	1,008	185,956
Meritz Securities Co., Ltd. (b)	15,272	53,675
Morgan Stanley	3,883	295,341
Raymond James Financial, Inc.	918	82,078
Stifel Financial Corp.	2,289	128,230
The Goldman Sachs Group, Inc.	900	267,318
		1,099,936
Chemicals - 1.18%
Nutrien Ltd. (a)(b)	1,927	153,563
The Mosaic Co.	3,320	156,803
		310,366
Distributors - 0.39%
LKQ Corp.	2,089	102,549

Diversified Telecommunication Services - 2.30%
KT Corp. - ADR	12,781	178,423
Telefonica Brasil SA - ADR	18,183	164,738
Telekom Malaysia Bhd (b)	97,300	115,969
Telkom Indonesia Persero Tbk PT - ADR	5,432	146,881
		606,011
Food Products - 0.99%
Archer-Daniels-Midland Co.	1,409	109,338
Bunge, Ltd. - ADR	1,665	150,999
		260,337
Health Care Providers & Services - 2.87%
Centene Corp. (a)	2,128	180,050
Elevance Health, Inc.	392	189,171
Humana, Inc.	423	197,994
UnitedHealth Group, Inc.	365	187,475
		754,690
Household Durables - 3.44%
Barratt Developments PLC (b)	11,611	$64,948
Haseko Corp. (b)	7,900	92,786
KB Home	3,544	100,862
Lennar Corp. - Class A	2,302	162,452
Meritage Homes Corp. (a)	2,178	157,905
Redrow PLC (b)	11,746	70,127
Toll Brothers, Inc.	3,107	138,572
Tri Pointe Homes, Inc. (a)	6,851	115,577
		903,229
Insurance - 5.38%
Axis Capital Holdings, Ltd. - ADR	2,103	120,060
Cincinnati Financial Corp.	1,579	187,870
DB Insurance Co., Ltd. (b)	1,703	80,680
Everest Re Group, Ltd. - ADR	561	157,237
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	659	155,885
Old Republic International Corp.	5,397	120,677
SCOR SE (b)	3,501	75,409
Sompo Holdings, Inc. (b)	3,900	172,255
Swiss Re AG (b)	1,989	154,382
The Allstate Corp.	1,491	188,955
		1,413,410
IT Services - 1.20%
Accenture PLC - Class A - ADR	541	150,209
NS Solutions Corp. (b)	2,600	69,444
Wipro, Ltd. - ADR	18,012	95,644
		315,297
Marine - 1.87%
AP Moller - Maersk A/S - Class B (b)	69	161,984
Evergreen Marine Corp Taiwan, Ltd. (a)(b)	51,000	144,956
Matson, Inc.	1,121	81,698
Star Bulk Carriers Corp. - ADR	4,134	103,309
		491,947
Metals & Mining - 4.60%
Anglo American PLC (b)	3,870	138,347
ArcelorMittal SA - NYRS	4,093	92,502
BHP Group, Ltd. - ADR	3,050	171,349
Boliden AB (b)	2,296	73,427
Commercial Metals Co.	2,021	66,895
Fortescue Metals Group, Ltd. (b)	7,920	95,236
Grupo Mexico SAB de CV (b)	37,200	155,038
Korea Zinc Co., Ltd. (b)	193	72,644
Rio Tinto PLC - LN Shares - ADR	2,647	161,467
Sumitomo Metal Mining Co., Ltd. (b)	2,100	65,109
Ternium SA - ADR	3,267	117,906
		1,209,920
Oil, Gas & Consumable Fuels - 9.83%
Aker BP ASA (b)	7,078	$245,126
Antero Midstream Corp.	13,301	120,374
APA Corp.	5,091	177,676
Canadian Natural Resources, Ltd. - ADR	5,638	302,648
Enbridge, Inc. - ADR	2,426	102,523
Eni SpA - ADR	4,486	106,812
EOG Resources, Inc.	2,682	296,200
Exxon Mobil Corp.	2,075	177,703
Inpex Corp. (b)	14,800	158,660
Lundin Energy AB (b)	3,349	2,277
Petroleo Brasileiro SA - ADR	9,072	105,961
PTT Exploration & Production PCL - NVDR (b)	30,600	137,944
Shell PLC - ADR	2,327	121,679
Suncor Energy, Inc. - ADR	4,862	170,510
Tourmaline Oil Corp. (b)	3,684	191,555
Whiting Petroleum Corp.	2,097	142,659
Woodside Energy Group, Ltd. - ADR	1,102	23,759
		2,584,066
Paper & Forest Products - 0.47%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	2,484,000	47,484
Louisiana-Pacific Corp.	1,450	75,995
		123,479
Pharmaceuticals - 3.99%
Bayer AG (b)	1,538	91,844
Bristol-Myers Squibb Co.	1,990	153,230
GSK PLC - ADR	3,070	133,637
Merck & Co., Inc.	1,817	165,656
Novartis AG - ADR	1,872	158,240
Pfizer, Inc.	3,217	168,667
Sino Biopharmaceutical, Ltd. (b)	124,000	79,066
Takeda Pharmaceutical Co., Ltd. - ADR	6,956	97,662
		1,048,002
Professional Services - 0.58%
CACI International, Inc. (a)	545	153,570

Semiconductors & Semiconductor Equipment - 5.95%
Amkor Technology, Inc.	5,093	86,326
Applied Materials, Inc.	2,089	190,057
ASM International NV (b)	822	204,521
Diodes, Inc. (a)	1,546	99,825
Intel Corp.	3,054	114,250
Lam Research Corp.	605	257,821
Marvell Technology, Inc.	3,165	137,773
Sino-American Silicon Products, Inc. (b)	26,000	123,954
SK Hynix, Inc. (b)	1,466	103,520
Skyworks Solutions, Inc.	1,112	103,016
SUMCO Corp. (b)	6,400	83,231
Taiwan Surface Mounting Technology Corp. (b)	20,000	60,974
		1,565,268
Trading Companies & Distributors - 2.28%
ITOCHU Corp. (b)	3,500	94,423
Mitsui & Co., Ltd. (b)	4,400	96,688
Travis Perkins PLC (a)(b)	4,420	52,391
Triton International, Ltd. - ADR	2,134	112,355
Univar Solutions, Inc. (a)	3,317	82,494
WESCO International, Inc. (a)	1,494	160,007
		598,358
Wireless Telecommunication Services - 0.56%
America Movil SAB de CV - Series L - ADR	7,233	147,770

TOTAL COMMON STOCKS (Cost $14,501,664)		$15,252,183

INVESTMENT COMPANIES - 10.30%
Exchange Traded Funds - 10.30%
Invesco CurrencyShares Japanese Yen Trust (a)	7,158	$493,723
iShares Floating Rate Bond ETF	3,618	180,611
iShares Gold Trust (a)	7,889	270,672
iShares International Treasury Bond ETF	4,886	199,788
iShares JP Morgan USD Emerging Markets Bond ETF	1,127	96,156
iShares MBS ETF	2,721	265,270
SPDR Bloomberg Short Term High Yield Bond ETF	12,668	305,552
SPDR Gold Shares (a)	1,578	265,830
VanEck J. P. Morgan EM Local Currency Bond ETF	4,128	101,053
Vanguard Short-Term Inflation-Protected Securities ETF	10,577	530,119
TOTAL INVESTMENT COMPANIES (Cost $2,881,557)		$2,708,774

	Principal Amount	Fair Value
CORPORATE BONDS - 1.84%
Banks - 1.84%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$470,000	$482,746

TOTAL CORPORATE BONDS (Cost $515,426)		$482,746

FOREIGN GOVERNMENT BONDS - 2.5%
Foreign Government Bonds - 2.5%
French Republic Government Bond OAT
1.250%, 05/25/2034 (b)	EUR 474,000	$451,949
United Kingdom Gilt
4.750%, 12/07/2030 (b)	GBP 140,000	205,162

TOTAL FOREIGN GOVERNMENT BONDS (Cost $814,239)		$657,111

UNITED STATES TREASURY OBLIGATIONS - 1.73%
United States Treasury Notes - 1.73%
2.625%, 04/15/2025	$220,000	$217,834
2.000%, 11/15/2041	297,000	237,229

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $508,152)		$455,063

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 17.74%
Money Market Funds - 17.74%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.210% (b)	4,665,460	$4,665,460
TOTAL SHORT-TERM INVESTMENTS (Cost $4,665,460)		$4,665,460

Total Investments (Cost $23,886,498) - 92.12%		$24,221,337
Other Assets in Excess of Liabilities - (f) - 7.88%		2,072,769
TOTAL NET ASSETS - 100.00%		$26,294,106

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound Sterling
NVDR	Non Voting Depositary Receipt
NYRS	New York Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2022.
(d)	Illiquid security. The fair value of these securities total $47,484 which represents 0.18% of total net assets.
(e)
This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued using significant unobservable inputs.

(f)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
Australian Dollar	$95,236	0.39%
British Pound	579,070	2.39
Canadian Dollar	345,118	1.43
Danish Krone	161,984	0.67
Euro	1,748,452	7.22
Hong Kong Dollar	126,550	0.52
Indonesian Rupiah	58,494	0.24
Japanese Yen	1,014,165	4.19
Malaysian Ringgit	115,969	0.48
Mexican Peso	155,038	0.64
Norwegian Krone	245,126	1.01
South Korean Won	310,519	1.28
Swedish Krona	75,704	0.31
Swiss Franc	154,382	0.64
Taiwan New Dollar	329,884	1.36
Thai Baht	137,944	0.57
US Dollar	18,567,702	76.66
Total Investments	$24,221,337	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
Australia	$290,344	1.20%
Bermuda	389,652	1.60
Brazil	270,699	1.12
United Kingdom	995,853	4.11
Canada	920,799	3.80
China	47,484	0.20
Mexico	302,808	1.25
Malaysia	115,969	0.48
Denmark	161,984	0.67
France	527,358	2.18
Germany	362,508	1.50
Greece	103,309	0.43
Hong Kong	79,066	0.33
India	95,644	0.39
Indonesia	205,375	0.85
Ireland	150,209	0.62
Italy	106,812	0.44
Japan	1,111,827	4.59
Luxembourg	210,408	0.87
Netherlands	275,766	1.14
Norway	245,126	1.01
South Korea	488,942	2.02
Spain	100,074	0.41
Sweden	75,704	0.31
Switzerland	312,622	1.29
Taiwan	329,884	1.36
Thailand	137,944	0.57
United States	15,807,167	65.26
Total Investments	$24,221,337	100.00%

Leuthold Global Fund
Schedule of Securities Sold Short - (a)
June 30, 2022 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 6.67%
Aerospace & Defense - 0.14%
AeroVironment, Inc.	127	$10,439
Mercury Systems, Inc.	197	12,673
The Boeing Co.	98	13,399
		36,511
Airlines - 0.13%
American Airlines Group, Inc.	782	9,916
Delta Air Lines, Inc.	546	15,818
United Airlines Holdings, Inc.	248	8,784
		34,518
Auto Components - 0.20%
Aptiv PLC - (b)	277	24,673
Fox Factory Holding Corp.	171	13,772
Lear Corp.	101	12,715
		51,160
Banks - 0.04%
Glacier Bancorp, Inc.	227	10,764

Beverages - 0.15%
Celsius Holdings, Inc.	186	12,138
Monster Beverage Corp.	232	21,506
The Boston Beer Co., Inc. - Class A	20	6,060
		39,704
Building Products - 0.05%
AAON, Inc.	238	13,033

Capital Markets - 0.28%
Credit Suisse Group AG - ADR	1,984	11,249
MarketAxess Holdings, Inc.	44	11,265
Moody's Corp.	74	20,126
PJT Partners, Inc. - Class A	183	12,861
S&P Global, Inc.	55	18,538
		74,039
Chemicals - 0.37%
Air Products and Chemicals, Inc.	99	23,807
Diversey Holdings, Ltd. - ADR	1,511	9,973
Ecolab, Inc.	98	15,068
International Flavors & Fragrances, Inc.	157	18,702
RPM International, Inc.	112	8,817
The Sherwin-Williams Co.	93	20,824
		97,191
Commercial Services & Supplies - 0.18%
MillerKnoll, Inc.	246	6,462
MSA Safety, Inc.	64	7,749
Rollins, Inc.	560	19,555
UniFirst Corp/MA	79	13,602
		47,368
Consumer Finance - 0.04%
FirstCash Holdings, Inc.	156	$10,844

Containers & Packaging - 0.14%
AptarGroup, Inc.	91	9,392
Ball Corp.	226	15,542
Graphic Packaging Holding Co.	529	10,845
		35,779
Diversified Consumer Services - 0.12%
ADT, Inc.	2,057	12,651
Coursera, Inc.	540	7,657
Laureate Education, Inc.	956	11,061
		31,369
Electric Utilities - 0.07%
PG&E Corp.	1,873	18,693

Electrical Equipment - 0.24%
Generac Holdings, Inc.	72	15,162
Rockwell Automation, Inc.	93	18,536
Shoals Technologies Group, Inc.	730	12,030
Vertiv Holdings Co.	851	6,995
Vicor Corp.	200	10,946
		63,669
Energy Equipment & Services - 0.04%
Noble Corp. - ADR	392	9,937

Entertainment - 0.21%
Madison Square Garden Entertainment Corp. - Class A	164	8,630
Roku, Inc. - Class A	150	12,321
Spotify Technology SA - (b)	251	23,551
Take-Two Interactive Software, Inc.	92	11,273
		55,775
Food & Staples Retailing - 0.05%
Performance Food Group Co.	299	13,748

Food Products - 0.08%
Hormel Foods Corp.	427	20,223

Health Care Equipment & Supplies - 0.67%
Becton Dickinson and Co.	102	25,146
Boston Scientific Corp.	554	20,647
Dexcom, Inc.	232	17,291
IDEXX Laboratories, Inc.	73	25,603
Insulet Corp.	79	17,217
Novocure, Ltd. - (b)	146	10,147
ResMed, Inc.	128	26,833
STERIS PLC - ADR	84	17,317
Stryker Corp.	86	17,108
		177,309
Health Care Providers & Services - 0.06%
agilon health, Inc.	742	16,198

Health Care Technology - 0.18%
Schrodinger Inc/United States	509	$13,443
Veeva Systems, Inc. - Class A	166	32,874
		46,317
Hotels, Restaurants & Leisure - 0.35%
Carnival Corp. - ADR	977	8,451
Las Vegas Sands Corp.	584	19,616
Penn National Gaming, Inc.	455	13,841
Restaurant Brands International, Inc. (b)	364	18,255
Vail Resorts, Inc.	57	12,429
Wingstop, Inc.	183	13,683
Wynn Resorts, Ltd.	98	5,584
		91,859
Household Products - 0.22%
Colgate-Palmolive Co.	340	27,247
The Clorox Co.	151	21,288
WD-40 Co.	49	9,867
		58,402
Industrial Conglomerates - 0.06%
General Electric Co.	243	15,472

Insurance - 0.04%
Erie Indemnity Co. - Class A	54	10,378

Interactive Media & Services - 0.04%
Match Group, Inc.	137	9,548

Internet & Direct Marketing Retail - 0.13%
Amazon.com, Inc.	199	21,136
DoorDash, Inc. - Class A	206	13,219
		34,355
IT Services - 0.24%
Block, Inc. - Class A	178	10,940
Cloudflare, Inc. - Class A	165	7,219
Okta, Inc. - Class A	93	8,407
Shift4 Payments, Inc. - Class A	187	6,182
Snowflake, Inc.	178	24,753
Twilio, Inc. - Class A	80	6,705
		64,206
Leisure Products - 0.05%
Polaris, Inc.	137	13,601

Life Sciences Tools & Services - 0.04%
Illumina, Inc.	56	10,324

Machinery - 0.25%
Chart Industries, Inc.	78	13,056
Hillman Solutions Corp.	1,018	8,796
Illinois Tool Works, Inc.	125	22,781
RBC Bearings, Inc.	63	11,652
Xylem, Inc.	135	10,554
		66,839
Metals & Mining - 0.07%
Franco-Nevada Corp. (b)	133	17,500

Multiline Retail - 0.06%
Ollie's Bargain Outlet Holdings, Inc.	250	$14,687

Multi-Utilities - 0.04%
Algonquin Power & Utilities Corp. (b)	821	11,026

Oil, Gas & Consumable Fuels - 0.10%
HF Sinclair Corp.	285	12,871
Northern Oil and Gas, Inc.	525	13,261
		26,132
Professional Services - 0.27%
Clarivate PLC - ADR (b)	452	6,265
CoStar Group, Inc.	245	14,800
Equifax, Inc.	136	24,858
TransUnion	322	25,757
		71,680
Real Estate Investment Trusts (REITs) - 0.40%
Agree Realty Corp.	162	11,685
American Tower Corp.	105	26,837
Americold Realty Trust, Inc.	265	7,960
Equinix, Inc.	30	19,711
Realty Income Corp.	392	26,758
Safehold, Inc.	333	11,778
		104,729
Road & Rail - 0.03%
Uber Technologies, Inc.	427	8,736

Software - 0.84%
Altair Engineering, Inc. - Class A	265	13,912
Alteryx, Inc. - Class A	133	6,440
Appfolio, Inc. - Class A	88	7,976
Autodesk, Inc.	97	16,680
Bentley Systems, Inc. - Class B	97	3,230
Blackline, Inc.	204	13,586
CCC Intelligent Solutions Holdings, Inc.	1,394	12,825
Datadog, Inc. - Class A	136	12,952
E2open Parent Holdings, Inc.	1,506	11,717
Five9, Inc.	136	12,395
Guidewire Software, Inc.	93	6,602
nCino, Inc.	342	10,575
Paycom Software, Inc.	89	24,931
Procore Technologies, Inc.	318	14,434
Q2 Holdings, Inc.	133	5,130
Salesforce, Inc.	153	25,251
Splunk, Inc.	128	11,323
Workday, Inc. - Class A	84	11,725
		221,684

TOTAL COMMON STOCKS (Proceeds $2,069,107)		$1,755,307

INVESTMENT COMPANIES - 10.44%
Exchange Traded Funds - 10.44%
Communication Services Select Sector SPDR Fund	1,328	$72,071
Consumer Discretionary Select Sector SPDR Fund	605	83,175
Industrial Select Sector SPDR Fund	1,082	94,502
Invesco QQQ Trust Series 1	507	142,102
iShares Expanded Tech-Software Sector ETF	377	101,643
iShares MSCI ACWI ETF	11,782	988,392
iShares MSCI EAFE ETF	12,070	754,254
iShares MSCI Emerging Markets ETF	4,862	194,966
iShares S&P 100 ETF	312	53,811
SPDR S&P 500 ETF Trust	525	198,056
Utilities Select Sector SPDR Fund	871	61,083

TOTAL INVESTMENT COMPANIES (Proceeds $3,081,567)		$2,744,055

TOTAL SECURITIES SOLD SHORT
(Proceeds $5,150,674) - 17.11%		$4,499,362

Leuthold Global Fund

Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of June 30, 2022:

Investments at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks
Air Freight & Logistics	$261,759	$438,451		$-	$700,210
Banks	727,963	135,805		-	863,768
Capital Markets	1,046,261	53,675		-	1,099,936
Chemicals	310,366	-		-	310,366
Distributors	102,549	-		-	102,549
Diversified Telecommunication Services	490,042	115,969		-	606,011
Food Products	260,337	-		-	260,337
Health Care Providers & Services	754,690	-		-	754,690
Household Durables	675,368	227,861		-	903,229
Insurance	586,929	826,481		-	1,413,410
IT Services	245,853	69,444		-	315,297
Marine	185,007	306,940		-	491,947
Metals & Mining	765,157	444,763		-	1,209,920
Oil, Gas & Consumable Fuels	2,040,059	544,007		-	2,584,066
Paper & Forest Products	75,995	-		47,484	123,479
Pharmaceuticals	877,092	170,910		-	1,048,002
Professional Services	153,570	-		-	153,570
Semiconductors & Semiconductor Equipment	989,068	576,200		-	1,565,268
Trading Companies & Distributors	354,856	243,502		-	598,358
Wireless Telecommunication Services	147,770	-		-	147,770
Total Common Stocks	11,050,691	4,154,008		47,484	15,252,183
Exchange Traded Funds	2,708,774	-		-	2,708,774
Corporate Bonds	-	482,746		-	482,746
Foreign Government Bonds	-	657,111		-	657,111
United States Treasury Obligations	-	455,063		-	455,063
Money Market Funds	-	4,665,460		-	4,665,460
Total Investments in Securities	$13,759,465	$10,414,388		$47,484	$24,221,337

Securities Sold Short at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$1,755,307	$-		$-	$1,755,307
Exchange Traded Funds	2,744,055	-		-	2,744,055
Total Securities Sold Short	$4,499,362	$-		$-	$4,499,362

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

		Investments in Securities at Fair Value
Balance as of March 31, 2022		$47,566
Accrued discounts/premiums		-
Realized gain (loss)		-
Change in unrealized depreciation		(82	)*
Purchases		-
Sales		-
Transfer into and/or out of Level 3		-
Balance as of June 30, 2022		$47,484	(1)

Change in unrealized depreciation during the period for Level 3 investments held at March 31, 2022:		$(82)

* Unrealized depreciation is due to a change in foreign currency exchange rate.

(1) The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011.  The security is valued at fair value as determined in good faith by the Directors.  The Adviser submits a report to the Directors setting forth the factors considered in determining the price.  The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of Hong Kong Dollar 2.95.  Significant changes in the discount rate may result in a change in fair value measurement.  For the duration of the period the discount was 95%.